Other Long-term Assets - Summary of other long-term assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Other Long-term Assets
Copyrights, licenses, domain names, trademark and technology	¥ 1,884,603		¥ 2,117,688
Goodwill	1,855,394		2,166,486	¥ 595,280
Long-term receivable	1,500,100		1,638,572
Non-current deposits	179,399		174,357
Long-term interest receivables	38,174		100,397
Staff housing loans	34,690		39,228
Others	446,746		569,727
Total	¥ 5,939,106	$ 836,505	¥ 6,806,455